Shareholder's Equity - Share Consolidation (Details)		12 Months Ended
	Apr. 13, 2022 shares	Dec. 31, 2022 shares	Apr. 12, 2022 shares	Dec. 31, 2021 shares
Shareholder's Equity
Share consolidation ratio	0.055	18
Number of issued common shares	31,000,000		562,000,000
Number of outstanding common shares	31,000,000	35,185,977	562,000,000	30,974,853